Goodwill	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

9.      GOODWILL

The following table presents the changes in goodwill by segment:

Cost	Cannabinoid	Non- Cannabinoid	Total
Balance at December 31, 2020	$18,508	$—	$18,508
Impairment	$(18,508)	$—	$(18,508)
Balance at December 31, 2021	$—	$—	$—
Impairment	—	—	—
Balance at December 31, 2022	$—	$—	$—

In accordance with ASC Topic 350, “Intangibles — Goodwill and Other,” the Company performs its annual impairment test as of December 31 of each year. As part of the review, the Company has performed a qualitative assessment to determine whether indicators of impairment existed, along with considering, among other factors, the financial performance, industry conditions, as well as microeconomic developments. The Company also reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying value of its goodwill may not be recoverable. After the close of each interim quarter, management assesses whether any indicators of impairment exist requiring the Company to perform an interim goodwill impairment analysis.

Annual Impairment Testing

During the fourth quarter of 2021, the Company assessed whether there were events or changes in circumstances that would indicate that our goodwill was impaired. The Company performed a quantitative impairment test, including computing the fair value of the reporting units and comparing that value to its carrying value. The Company considered external and internal factors, including overall financial performance and entity-specific factors as part of the assessment. We recognized the challenge of the overall decline in the cannabinoid sector in the months preceding to December 31, 2021, combined with our stock price volatility experience and related factors and as a result the Company determined that it was more likely than not that the carrying value of its cannabinoid operating segment exceeds the fair value as of the year end testing date. Based upon the Company’s annual goodwill impairment test, the Company concluded that goodwill was impaired as of the testing date of December 31, 2021. During the year ended December 31, 2021 the Company recognized $18,508 non-cash goodwill impairment charge related to the cannabinoid segment. No goodwill impairment charge was recognized for the year ended December 31, 2022.

The Company calculated the fair value of the operating segments using discounted estimated future cash flows. The weighted-average cost of capital used in testing the reporting unit for impairment was 14%, with a perpetual growth rate of 3%.